American Century Asset Allocation Portfolios, Inc.

Prospectus Supplement
One Choice® In Retirement Portfolio R6 ■ One Choice® 2020 Portfolio R6
One Choice® 2025 Portfolio R6 ■ One Choice® 2030 Portfolio R6
One Choice® 2035 Portfolio R6 ■ One Choice®  2040 Portfolio R6
One Choice® 2045 Portfolio R6 ■ One Choice® 2050 Portfolio R6
One Choice® 2055 Portfolio R6 ■ One Choice® 2060 Portfolio R6

Supplement dated December 14, 2015 ■ Prospectus dated December 1, 2015

The reference to “Investor Class” when stating a fund’s year-to-date return as of September 30, 2015 on pages 15, 19, 23, 27, 31 and 35 of the prospectus is replaced with “R6 Class.”

©2015 American Century Proprietary Holdings, Inc. All rights reserved.
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